CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Product revenues	$ 7,962,250	¥ 55,281,900	¥ 39,409,961	¥ 22,685,111
Other revenues	188,593	1,309,402	793,251	444,202
Total net revenues	8,150,843	56,591,302	40,203,212	23,129,313
Cost of goods sold (including inventory write-down of RMB218,108, RMB293,946 and RMB303,233 for the years ended December 31, 2014, 2015 and 2016, respectively)	(6,192,523)	(42,994,688)	(30,306,723)	(17,378,044)
Gross profit	1,958,320	13,596,614	9,896,489	5,751,269
Fulfillment expenses (including shipping and handling expenses of RMB1,174,296, RMB1,714,606 and RMB2,578,491 for the years ended December 31, 2014, 2015 and 2016, respectively) (Note 27(c))	(706,399)	(4,904,526)	(3,667,031)	(2,268,949)
Marketing expenses (Note 27(c))	(408,711)	(2,837,680)	(2,089,348)	(1,164,149)
Technology and content expenses (Note 27(c))	(225,203)	(1,563,582)	(1,076,520)	(670,998)
General and administrative expenses (Note 27(c))	(279,583)	(1,941,146)	(1,301,472)	(967,463)
Total operating expenses	(1,619,896)	(11,246,934)	(8,134,371)	(5,071,559)
Other operating income (Note 22)	51,567	358,029	308,431	153,977
Income from operations	389,991	2,707,709	2,070,549	833,687
Other non-operating income | ¥				20,300
Impairment loss of investments	(16,502)	(114,574)	(99,749)	(6,166)
Interest expenses	(12,271)	(85,195)	(85,762)	(75,249)
Interest income	15,418	107,044	267,208	288,622
Exchange (loss) gain	7,360	51,100	(101,726)	(853)
Income before income taxes and share of loss of affiliates	383,996	2,666,084	2,050,520	1,060,341
Income tax expense (Note 23)	(86,681)	(601,828)	(457,745)	(245,032)
Share of loss of affiliates	(10,297)	(71,489)	(84,063)	(62,716)
Net income	287,018	1,992,767	1,508,712	752,593
Net loss attributable to non-controlling interests	6,345	44,050	80,953	88,693
Net income attributable to Vipshop Holdings Limited's shareholders	$ 293,363	¥ 2,036,817	¥ 1,589,665	¥ 841,286
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	115,958,088	115,958,088	115,736,092	113,310,682
- Diluted (in shares)	125,817,183	125,817,183	120,168,063	120,227,584
Net earnings per Class A and Class B ordinary share (Note 24)
- Basic (in dollars per share) | (per share)	$ 2.53	¥ 17.57	¥ 13.74	¥ 7.42
- Diluted (in dollars per share) | (per share)	$ 2.43	¥ 16.86	¥ 13.23	¥ 7.00
Net income	$ 287,018	¥ 1,992,767	¥ 1,508,712	¥ 752,593
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	(41,618)	(288,956)	(55,653)	(1,709)
Unrealized loss of available-for-sales securities	(2,455)	(17,042)	(7,783)
Reclassification adjustment for losses included in net income	5,267	36,567
Comprehensive income	248,212	1,723,336	1,445,276	750,884
Less: Comprehensive loss attributable to non-controlling interests	(5,884)	(40,854)	(84,119)	(89,975)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 254,096	¥ 1,764,190	¥ 1,529,395	¥ 840,859